Note 6 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets, Gross, Total	$ 9,628	$ 8,109
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 4,404	$ 3,935